Property and Equipment, Net	12 Months Ended
Dec. 31, 2012
Property and Equipment, Net

9. Property and Equipment, Net

Property and equipment as of December 31, 2011 and 2012 consist of the following:

	2011		2012
	(In millions of Korean Won)
Computer and equipment	￦	12,026	￦	10,867
Furniture and fixtures		1,859		2,100
Vehicles		93		89
Capital lease assets		938		1,140
Leasehold improvements		771		771
Software externally-purchased		9,647		11,531

		25,334		26,498
Less: accumulated depreciation		(22,603)		(22,974)

	￦	2,731	￦	3,524

Depreciation expenses for the years ended December 31, 2010, 2011 and 2012 were ￦1,856 million, ￦1,651 million and ￦1,903 million, respectively.

No impairment loss was recorded for the years ended December 31, 2010, 2011 and 2012.